Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits Expense [Abstract]
Schedule of short term employee benefits included in consolidated statements of comprehensive loss
	Year ended December 31,
	2022	2021	2020

Research and development
Compensation and benefits	$2,159	$1,286	$738
Share based compensation	2	1,105	255
Token based compensation	125	262	336

Sales and Marketing
Compensation and benefits	1,160	677	267
Share based compensation	1,022	2,809	171
Token based compensation	435	177	423

General and administration
Compensation and benefits	6,493	5,072	1,600
Share based compensation	111	6,985	144
Token based compensation	817	6,175	3,174